Supplement (Vanguard Short-Term Federal Fund)	12 Months Ended
Jan. 31, 2011
Participant
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(r)

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled 'Average Annual Total Returns for Periods Ended December 31, 2010' is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010

Vanguard Short-Term Federal Fund Investor Shares

1 Year 5 Years 10 Years Return Before Taxes 3.24% 4.94% 4.58%

Comparative Index (reflects no deduction for fees or expenses) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.59%

Participant:
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(r)

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled 'Average Annual Total Returns for Periods Ended December 31, 2010' is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010 Vanguard Short-Term Federal Fund Admiral Shares Return Before Taxes 3.36% 5.05% 4.55%

Comparative Index (reflects no deduction for fees or expenses) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.49%

Retail
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD (r)

Vanguard Short-Term Federal Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & Admiral(tm) Shares Dated May 26, 2011

Prospectus and Summary Prospectus Text Changes

The table titled 'Average Annual Total Returns for Periods Ended December 31, 2010' is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2010

Vanguard Short-Term Federal Fund Investor Shares

1 Year 5 Years 10 Years Return Before Taxes 3.24% 4.94% 4.58%

Return After Taxes on Distributions 2.25 3.55 3.13

Return After Taxes on Distributions and Sale of Fund Shares 2.16 3.42 3.06

Comparative Index (reflects no deduction for fees, expenses, or taxes) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.59% 1 Year 5 Years Since Inception (Feb. 12, 2001) Vanguard Short-Term Federal Fund Admiral Shares Return Before Taxes 3.36% 5.05% 4.55%

Comparative Index (reflects no deduction for fees, expenses, or taxes) Barclays Capital U.S. 1-5 Year Government Bond Index 3.57% 4.92% 4.49%